Annual Total Returns [BarChart] - BlackRock Advantage Large Cap Value V.I. Fund - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	(0.76%)
Annual Return 2012	13.58%
Annual Return 2013	33.61%
Annual Return 2014	12.22%
Annual Return 2015	(1.80%)
Annual Return 2016	13.60%
Annual Return 2017	17.22%
Annual Return 2018	(8.20%)
Annual Return 2019	24.89%
Annual Return 2020	3.66%